Organization, Plan of Business Operation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. Organization, Plan of Business Operation

Tecnoglass Inc. (“TGI,” the “Company,” “we,” “us” or “our”) was incorporated in the Cayman Islands on September 21, 2011 under the name “Andina Acquisition Corporation” (“Andina”) as a blank check company. Andina’s objective was to acquire, through a merger, share exchange, asset acquisition, share purchase recapitalization, reorganization or other similar business combination, one or more operating businesses. On December 20, 2013, Andina consummated a merger transaction (the “Merger”) with Tecno Corporation (“Tecnoglass Holding”) as ultimate parent of Tecnoglass S.A. (“TG”) and C.I. Energía Solar S.A. ES. Windows (“ES”). The surviving entity was renamed Tecnoglass Inc. The Merger transaction was accounted for as a reverse merger and recapitalization where Tecnoglass Holding was the acquirer and TGI was the acquired company. Accordingly, the business of Tecnoglass Holding and its subsidiaries became our business. We are now a holding company operating through our direct and indirect subsidiaries.
The Company manufactures hi-specification, architectural glass and windows for the global residential and commercial construction industries. Currently the Company offers design, production, marketing, and installation of architectural systems for buildings of high, medium and low elevation size. Products include windows and doors in glass and aluminum, office partitions and interior divisions, floating façades and commercial window showcases. The Company sells to customers in North, Central and South America, and exports about half of its production to foreign countries.
TG manufactures both glass and aluminum products. Its glass products include tempered glass, laminated glass, thermo-acoustic glass, curved glass, silk-screened glass, acoustic glass and digital print glass. Its Alutions plant produces mill finished, anodized, painted aluminum profiles and rods, tubes, bars and plates. Alutions’ operations include extrusion, smelting, painting and anodizing processes, and exporting, importing and marketing aluminum products.
ES designs, manufactures, markets and installs architectural systems for high, medium and low rise construction, glass and aluminum windows and doors, office dividers and interiors, floating facades and commercial display windows.
In 2014, the Company established two Florida limited liability companies, Tecnoglass LLC (“Tecno LLC”) and Tecnoglass RE LLC (“Tecno RE”) to acquire manufacturing facilities, manufacturing machinery and equipment, customer lists and exclusive design permits.

Note 1.	Organization, Plan of Business Operation

Tecnoglass Inc. (“TGI,” the “Company,” “we,” “us” or “our”) was incorporated in the Cayman Islands on September 21, 2011 under the name “Andina Acquisition Corporation” (“Andina”) as a blank check company. Andina’s registration statement for its initial public offering (the “Public Offering”) was declared effective on March 16, 2012. Andina consummated the Public Offering, the private placement of warrants (“Private Placement”) and the sale of options to the Underwriters on March 22, 2012, receiving proceeds, net of transaction costs, of $43,163, of which $42,740 was placed in a trust account. Andina’s objective was to acquire, through a merger, share exchange, asset acquisition, share purchase recapitalization, reorganization or other similar business combination, one or more operating businesses. On December 20, 2013, Andina consummated a merger transaction (the “Merger”) with Tecno Corporation (“Tecnoglass Holding”) as ultimate parent of Tecnoglass S.A. (“TG”) and C.I. Energía Solar S.A. ES. Windows (“ES”). The surviving entity was renamed Tecnoglass Inc. The Merger transaction was accounted for as a reverse merger and recapitalization where Tecnoglass Holding was the acquirer and TGI was the acquired company.

The Company manufactures hi-specification, architectural glass and windows for the global residential and commercial construction industries. Currently the Company offers design, production, marketing, and installation of architectural systems for buildings of high, medium and low elevation size. Products include windows and doors in glass and aluminum, office partitions and interior divisions, floating façades and commercial window showcases. The Company sells to customers in North, Central and South America, and exports about half of its production to foreign countries.

TG manufactures both glass and aluminum products. Its glass products include tempered glass, laminated glass, thermo-acoustic glass, curved glass, silk-screened glass, acoustic glass and digital print glass. Its Alutions plant produces mill finished, anodized, painted aluminum profiles and rods, tubes, bars and plates. Alutions’ operations include extrusion, smelting, painting and anodizing processes, and exporting, importing and marketing aluminum products.

ES designs, manufactures, markets and installs architectural systems for high, medium and low rise construction, glass and aluminum windows and doors, office dividers and interiors, floating facades and commercial display windows.

In 2014, the Company established two Florida limited liability companies, Tecnoglass LLC (“Tecno LLC”) and Tecnoglass RE LLC (“Tecno RE”) to acquire manufacturing facilities, manufacturing machinery and equipment, customer lists and exclusive design permits.